10. Convertible Notes and Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Components of convertible debentures
	December 31, 2020	December 31, 2019

Principal value of convertible notes	$1,662,000	$1,550,000
Note discount	(664,442)	(997,397)
Total convertible notes, net current	$997,558	$552,603

Schedule of assumptions used
December 31, 2020
Exercise Price	0.13–0.46
Stock Price	$0.49-1.01
Risk-free interest rate	.10%-.19%
Expected volatility	345.50-352.70%
Expected life (in years)	1.00
Expected dividend yield	0%
Fair Value:	$3,676,949